UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/07

ITEM 1.               REPORT TO STOCKHOLDERS

APRIL 30, 2007

Semiannual Report
to Shareholders

DWS Pacific Opportunities Equity Fund

Contents

Click here Performance Summary

Click here Information About Your Fund's Expenses

Click here Portfolio Summary

Click here Investment Portfolio

Click here Financial Statements

Click here Financial Highlights

Click here Notes to Financial Statements

Click here Shareholder Meeting Results

Click here Account Management Resources

Click here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. Investments in securities of foreign issuers present greater risks than investments in domestic securities. Foreign security markets generally exhibit greater price volatility and are less liquid than the US market. Additionally, this fund focuses its investments in certain geographical regions, thereby increasing its vulnerability to developments in that region and potentially subjecting the fund's shares to greater price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2007

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated March 1, 2007 are 1.70%, 2.63% and 2.46% for Class A, Class B and Class C shares, respectively. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended April 30, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during the 3-year, 5-year and 10-year periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on May 29, 2001 are derived from the historical performance of Class S shares of DWS Pacific Opportunities Equity Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 4/30/07
DWS Pacific Opportunities Equity Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	16.63%	19.09%	25.30%	18.74%	3.77%
Class B	16.17%	18.11%	24.29%	17.77%	2.94%
Class C	16.20%	18.19%	24.29%	17.79%	2.97%
MSCI All Country Asia Free (excluding Japan) Index+	18.52%	20.89%	26.16%	19.55%	4.99%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 4/30/07	$ 22.09	$ 21.68	$ 21.72
10/31/06	$ 19.33	$ 18.94	$ 18.97
Distribution Information: Six Months as of 4/30/07: Income Dividends	$ .12	$ —	$ —
Capital Gain Distributions	$ .32	$ .32	$ .32
Class A Lipper Rankings — Pacific Ex Japan Funds Category as of 4/30/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	31	of	48	64
3-Year	30	of	48	62
5-Year	31	of	43	71

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Pacific Opportunities Equity Fund — Class A [] MSCI All Country Asia Free (excluding Japan) Index+

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 4/30/07
DWS Pacific Opportunities Equity Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,225	$18,543	$22,246	$13,650
	Average annual total return	12.25%	22.86%	17.34%	3.16%
Class B	Growth of $10,000	$11,511	$19,000	$22,560	$13,360
	Average annual total return	15.11%	23.86%	17.67%	2.94%
Class C	Growth of $10,000	$11,819	$19,201	$22,678	$13,398
	Average annual total return	18.19%	24.29%	17.79%	2.97%
MSCI All Country Asia Free (excluding Japan) Index+	Growth of $10,000	$12,089	$20,082	$24,423	$16,277
	Average annual total return	20.89%	26.16%	19.55%	4.99%

The growth of $10,000 is cumulative.

+ The Morgan Stanley Capital International (MSCI) All Country Asia Free (excluding Japan) Index is an unmanaged, capitalization-weighted measure of markets in the Pacific Region, excluding Japan. The Index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates. Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated March 1, 2007 is 1.46% for Class S shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended April 30, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during the 3-year, 5-year and 10-year periods shown for Class S shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 4/30/07
DWS Pacific Opportunities Equity Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	16.76%	19.45%	25.61%	19.04%	4.05%
MSCI All Country Asia Free (excluding Japan) Index+	18.52%	20.89%	26.16%	19.55%	4.99%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
Class S
Net Asset Value: 4/30/07	$ 22.28
10/31/06	$ 19.52
Distribution Information: Six Months as of 4/30/07: Income Dividends	$ .18
Capital Gain Distributions	$ .32
Class S Lipper Rankings — Pacific Ex Japan Funds Category as of 4/30/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	30	of	48	62
3-Year	27	of	48	56
5-Year	29	of	43	66
10-Year	18	of	23	75

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] DWS Pacific Opportunities Equity Fund — Class S [] MSCI All Country Asia Free (excluding Japan) Index+

Yearly periods ended April 30
Comparative Results as of 4/30/07
DWS Pacific Opportunities Equity Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$11,945	$19,817	$23,905	$14,878
	Average annual total return	19.45%	25.61%	19.04%	4.05%
MSCI All Country Asia Free (excluding Japan) Index+	Growth of $10,000	$12,089	$20,082	$24,423	$16,277
	Average annual total return	20.89%	26.16%	19.55%	4.99%

The growth of $10,000 is cumulative.

+ The Morgan Stanley Capital International (MSCI) All Country Asia Free (excluding Japan) Index is an unmanaged, capitalization-weighted measure of markets in the Pacific Region, excluding Japan. The Index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates. Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2006 to April 30, 2007).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2007
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/07	$ 1,166.30	$ 1,161.70	$ 1,162.00	$ 1,167.60
Expenses Paid per $1,000*	$ 9.08	$ 13.56	$ 13.03	$ 7.79
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/07	$ 1,016.41	$ 1,012.25	$ 1,012.74	$ 1,017.60
Expenses Paid per $1,000*	$ 8.45	$ 12.62	$ 12.13	$ 7.25
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
DWS Pacific Opportunities Equity Fund	1.69%	2.53%	2.43%	1.45%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Geographical (Excludes Cash Equivalents)	4/30/07	10/31/06

Korea	25%	24%
Hong Kong	17%	17%
Taiwan	17%	18%
China	11%	10%
India	8%	10%
Malaysia	8%	4%
Singapore	8%	9%
Indonesia	3%	3%
Thailand	2%	4%
Philippines	1%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	4/30/07	10/31/06

Financials	39%	37%
Information Technology	15%	18%
Telecommunication Services	12%	10%
Consumer Discretionary	9%	6%
Materials	8%	8%
Industrials	5%	5%
Consumer Staples	4%	5%
Energy	4%	5%
Utilities	4%	6%
	100%	100%

Geographical and sector diversification are subject to change.

Ten Largest Equity Holdings April 30, 2007 (27.2% of Net Assets)
1. Samsung Electronics Co., Ltd. Manufacturer of electronic parts	Korea	4.9%
2. China Life Insurance Co., Ltd. Offers a wide range of insurance products and services	China	3.0%
3. Samsung Fire & Marine Insurance Co., Ltd. Provider of insurance products	Korea	2.8%
4. Hon Hai Precision Industry Co., Ltd. Manufacturer of electronic products	Taiwan	2.7%
5. AmInvestment Group Bhd. Merchant banking, broking and fund management	Malaysia	2.5%
6. Taiwan Semiconductor Manufacturing Co., Ltd. Manufacturer of integrated circuits and other semiconductor devices	Taiwan	2.4%
7. PetroChina Co., Ltd. Explores, develops and produces crude oil and natural gas	China	2.3%
8. China Mobile Ltd. Provider of cellular telecommunication services	Hong Kong	2.2%
9. Kookmin Bank Provider of commercial banking services	Korea	2.2%
10. Singapore Exchange Ltd. Operates Singapore's securities and derivatives exchange	Singapore	2.2%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 13. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of April 30, 2007 (Unaudited)

	Shares	Value ($)

Common Stocks 97.5%
China 10.9%
Bank of China Ltd."H"*	2,388,000	1,179,139
China Construction Bank"H" 144A	1,638,000	994,336
China Life Insurance Co., Ltd."H"	1,688,000	5,192,817
China Merchants Bank Co., Ltd."H"*	1,088,000	2,658,713
China Telecom Corp., Ltd."H"	5,479,000	2,585,655
Huaneng Power International, Inc."H"	2,438,000	2,471,019
PetroChina Co., Ltd."H"	3,684,000	4,135,656
(Cost $10,656,460)		19,217,335
Hong Kong 17.0%
Beijing Enterprises Holdings Ltd.	1,068,000	2,754,338
Brilliance China Automotive Holdings Ltd.*	4,388,000	918,487
Cheung Kong (Holdings) Ltd.	218,000	2,830,507
China Mobile Ltd.	428,000	3,857,806
CNOOC Ltd.	1,188,000	1,021,652
Dah Sing Banking Group Ltd.	788,000	1,761,407
Fittec International Group	4,888,000	578,972
Hang Seng Bank Ltd.	103,700	1,457,074
Hong Kong & China Gas Co., Ltd.	328,000	778,186
Hong Kong Exchanges & Clearing Ltd.	394,000	3,751,418
Hongkong Land Holdings Ltd.	391,000	1,819,395
Hutchison Whampoa Ltd.	248,000	2,387,133
Hysan Development Co., Ltd.	628,000	1,665,240
Lifestyle International Holdings Ltd.	968,000	3,289,505
Sun Hung Kai Properties Ltd.	93,000	1,083,846
(Cost $22,798,444)		29,954,966
India 8.0%
Bajaj Hindusthan Ltd.	104,800	408,135
Bharti Airtel Ltd.*	157,800	3,110,986
Grasim Industries Ltd.	38,888	2,331,794
Gujarat Ambuja Cements Ltd.	568,775	1,632,863
Mahanagar Telephone Nigam Ltd.	208,800	745,652
Reliance Industries Ltd.	45,611	1,719,530
State Bank of India	61,944	2,061,055
Tata Steel Ltd.	152,800	2,019,922
(Cost $8,118,717)		14,029,937
Indonesia 2.3%
PT Bakrieland Development Tbk*	18,000,000	470,111
PT Bank Internasional Indonesia Tbk	40,888,000	840,174
PT Bank Mandiri	3,288,000	1,097,189
PT Indosat Tbk	2,188,000	1,619,731
(Cost $3,481,024)		4,027,205
Korea 24.3%
Amorepacific Corp.	3,780	2,437,802
Cheil Industries, Inc.	83,880	3,164,555
CJ Corp.	7,180	803,182
Hana Financial Group, Inc.	30,880	1,618,684
Hynix Semiconductor, Inc.*	48,880	1,672,927
Hyundai Motor Co.	38,400	2,432,612
Kookmin Bank	42,810	3,840,822
Korea Electric Power Corp.	60,800	2,461,025
Korea Exchange Bank	118,680	1,924,373
KT&G Corp.	25,488	1,830,813
LG Corp.	56,800	2,075,645
Pacific Corp.	8,888	1,659,033
Samsung Electro-Mechanics Co., Ltd.	31,880	1,185,736
Samsung Electronics Co., Ltd.	13,988	8,565,490
Samsung Fire & Marine Insurance Co., Ltd.	28,000	4,965,736
Woori Investment & Securities Co., Ltd.	88,880	2,054,160
(Cost $31,437,509)		42,692,595
Malaysia 7.7%
AmInvestment Group Bhd.	5,688,000	4,417,109
Bursa Malaysia Bhd.	438,000	1,466,847
DRB-Hicom Bhd.	1,188,000	685,015
Island & Peninsular Bhd.	2,488,000	1,679,271
Magnum Corp. Bhd.	1,488,000	1,511,725
Telekom Malaysia Bhd.	1,188,000	3,727,779
(Cost $9,771,718)		13,487,746
Philippines 1.0%
Metropolitan Bank & Trust Co.	1,088,000	1,414,857
PNOC Energy Development Corp.*	2,378,000	274,283
(Cost $1,076,568)		1,689,140
Singapore 7.6%
City Developments Ltd.	138,000	1,444,448
DBS Group Holdings Ltd.	108,000	1,497,007
Singapore Exchange Ltd.	795,000	3,797,140
Singapore Press Holdings Ltd.	688,000	1,963,563
Singapore Telecommunications Ltd.	1,176,100	2,545,735
United Overseas Bank Ltd.	155,000	2,164,872
(Cost $8,275,661)		13,412,765
Taiwan 16.9%
Advanced Semiconductor Engineering, Inc.*	728,000	836,354
Catcher Technology Co., Ltd.	100,000	761,589
Cathay Financial Holding Co., Ltd.	1,323,695	2,679,627
China Steel Corp.	1,333,080	1,506,106
Chinatrust Financial Holding Co., Ltd.	1,274,560	1,000,054
Chungwha Telecom Co., Ltd.	928,480	1,749,226
Formosa Chemicals & Fibre Corp.	945,540	1,751,375
Formosa Plastics Corp.	648,000	1,235,207
Hon Hai Precision Industry Co., Ltd.	728,644	4,801,354
Innolux Display Corp.*	250,000	710,227
King Slide Works Co., Ltd.	153,600	685,384
Largan Precision Co., Ltd.	78,000	875,068
MediaTek, Inc.	158,680	1,971,901
Nan Ya Plastics Corp.	1,178,320	2,142,749
Nan Ya Printed Circuit Board Corp.	148,000	859,870
SinoPac Financial Holdings Co., Ltd.	2,021,000	873,440
Taiwan Semiconductor Manufacturing Co., Ltd.	2,092,801	4,272,066
Yulon Motor Co., Ltd.	901,320	997,086
(Cost $26,035,673)		29,708,683
Thailand 1.8%
Krungthai Card PCL (Foreign Registered)	1,429,000	953,352
Phatra Securities PCL (Foreign Registered)	658,000	591,459
The Siam Cement PCL (Foreign Registered)	118,800	810,649
True Corp. PCL (Foreign Registered)*	4,888,000	878,505
(Cost $3,359,119)		3,233,965
Total Common Stocks (Cost $125,010,893)		171,454,337

Warrants 0.0%
Thailand
True Corp. PCL, Expiration Date 4/3/2008* (Cost $0)	431,146	0

Rights 0.1%
Indonesia
Bakrieland Development, Expiration Date 7/5/2007* (Cost $0)	45,000,000	198,173

Cash Equivalents 0.3%
Cash Management QP Trust, 5.31% (a) (Cost $527,975)	527,975	527,975
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $125,538,868)+	97.9	172,180,485
Other Assets and Liabilities, Net	2.1	3,749,213
Net Assets	100.0	175,929,698
* Non-income producing security.
+ The cost for federal income tax purposes was $125,552,262. At April 30, 2007, net unrealized appreciation for all securities based on tax cost was $46,628,223. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $50,235,763 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,607,540.
(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2007 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $125,010,893)	$ 171,652,510
Investment in Cash Management QP Trust (cost $527,975)	527,975
Total investments in securities, at value (cost $125,538,868)	172,180,485
Cash	188
Foreign currency, at value (cost $3,428,311)	3,445,590
Receivable for Fund shares sold	102,634
Dividends receivable	583,309
Interest receivable	2,417
Foreign taxes recoverable	135,548
Other assets	36,404
Total assets	176,486,575
Liabilities
Payable for Fund shares redeemed	200,873
Accrued management fee	104,232
Other accrued expenses and payables	251,772
Total liabilities	556,877
Net assets, at value	$ 175,929,698
Net Assets
Net assets consist of: Distributions in excess of net investment income	(2,318)
Net unrealized appreciation (depreciation) on: Investments	46,641,617
Foreign currency related transactions	27,895
Accumulated net realized gain (loss)	10,758,008
Paid-in capital	118,504,496
Net assets, at value	$ 175,929,698

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2007 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($28,802,993 ÷ 1,303,789 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$ 22.09
Maximum offering price per share (100 ÷ 94.25 of $22.09)	$ 23.44

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($5,140,444 ÷ 237,126 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)
$ 21.68

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($6,739,746 ÷ 310,338 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)
$ 21.72
Class S Net Asset Value, offering and redemption price(a) per share ($135,246,515 ÷ 6,070,603 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$ 22.28
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended April 30, 2007 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $191,018)	$ 1,588,173
Interest	12,518
Interest — Cash Management QP Trust	10,501
Total Income	1,611,192
Expenses: Management fee	658,551
Administration fee	86,085
Services to shareholders	226,494
Custodian fees	124,260
Distribution service fees	92,631
Auditing	24,400
Legal	16,365
Directors' fees and expenses	3,827
Reports to shareholders	35,462
Registration fees	27,144
Other	48,379
Total expenses	1,343,598
Net investment income (loss)	267,594
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments (net of foreign taxes of $131,142)	11,447,937
Foreign currency related transactions	(10,493)
11,437,444
Net unrealized appreciation (depreciation) during the period on: Investments (including deferred foreign tax credit of $254,446)	14,153,586
Foreign currency related transactions	11,362
14,164,948
Net gain (loss) on investment transactions	25,602,392
Net increase (decrease) in net assets resulting from operations	$ 25,869,986

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Operations: Net investment income (loss)	$ 267,594	$ 1,254,599
Net realized gain (loss) on investment transactions	11,437,444	18,401,058
Net unrealized appreciation (depreciation) on investment transactions during the period	14,164,948	23,017,419
Net increase (decrease) in net assets resulting from operations	25,869,986	42,673,076
Distributions to shareholders from: Net investment income: Class A	(164,489)	(140,135)
Class AARP	—	(21,483)
Class S	(1,093,114)	(1,008,307)
Net realized gains: Class A	(421,767)	—
Class B	(80,553)	—
Class C	(98,770)	—
Class S	(1,947,578)	—
Fund share transactions: Proceeds from shares sold	22,069,383	39,756,942
Reinvestment of distributions	3,630,029	1,116,937
Cost of shares redeemed	(26,964,943)	(37,027,951)
Redemption fees	4,049	21,395
Net increase (decrease) in net assets from Fund share transactions	(1,261,482)	3,867,323
Increase (decrease) in net assets	20,802,233	45,370,474
Net assets at beginning of period	155,127,465	109,756,991
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $2,318 and $987,691, respectively)	$ 175,929,698	$ 155,127,465

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended October 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 19.33	$ 14.05	$ 11.95	$ 10.90	$ 7.97	$ 7.37
Income (loss) from investment operations: Net investment income (loss)[b]	.02	.14	.19	.07	.08	(.03)
Net realized and unrealized gain (loss) on investment transactions	3.18	5.27	2.03	1.04	2.85	.62
Total from investment operations	3.20	5.41	2.22	1.11	2.93	.59
Less distributions from: Net investment income	(.12)	(.13)	(.12)	(.07)	—	—
Net realized gain on investment transactions	(.32)	—	—	—	—	—
Total distributions	(.44)	(.13)	(.12)	(.07)	—	—
Redemption fees	.00***	.00***	.00***	.01	.00***	.01
Net asset value, end of period	$ 22.09	$ 19.33	$ 14.05	$ 11.95	$ 10.90	$ 7.97
Total Return (%)[c]	16.63**	38.74	18.63	10.32[d]	36.76	8.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	25	14	14	18	7
Ratio of expenses before expense reductions (%)	1.69*	1.86	1.83	1.89	1.76	1.79
Ratio of expenses after expense reductions (%)	1.69*	1.86	1.83	1.88	1.76	1.79
Ratio of net investment income (loss) (%)	.18*	.76	1.40	.76	.94	(.33)
Portfolio turnover rate (%)	36*	82	100	80	109	77
[a] For the six months ended April 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended October 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 18.94	$ 13.78	$ 11.69	$ 10.69	$ 7.88	$ 7.35
Income (loss) from investment operations: Net investment income (loss)[b]	(.06)	(.02)	.08	(.00)***	.01	(.10)
Net realized and unrealized gain (loss) on investment transactions	3.12	5.18	2.01	.99	2.80	.62
Total from investment operations	3.06	5.16	2.09	.99	2.81	.52
Less distributions from: Net realized gain on investment transactions	(.32)	—	—	—	—	—
Redemption fees	.00***	.00***	.00***	.01	.00***	.01
Net asset value, end of period	$ 21.68	$ 18.94	$ 13.78	$ 11.69	$ 10.69	$ 7.88
Total Return (%)[c]	16.17**	37.45[d]	17.88[d]	9.35[d]	35.66	7.21
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	5	4	4	4	4
Ratio of expenses before expense reductions (%)	2.53*	2.83	2.88	2.83	2.59	2.59
Ratio of expenses after expense reductions (%)	2.53*	2.79	2.74	2.67	2.59	2.59
Ratio of net investment income (loss) (%)	(.66)*	(.17)	.49	(.04)	.11	(1.13)
Portfolio turnover rate (%)	36*	82	100	80	109	77
[a] For the six months ended April 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended October 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 18.97	$ 13.78	$ 11.71	$ 10.70	$ 7.89	$ 7.35
Income (loss) from investment operations: Net investment income (loss)[b]	(.05)	(.00)***	.08	.00***	.02	(.10)
Net realized and unrealized gain (loss) on investment transactions	3.12	5.19	1.99	1.00	2.79	.63
Total from investment operations	3.07	5.19	2.07	1.00	2.81	.53
Less distributions from: Net realized gain on investment transactions	(.32)	—	—	—	—	—
Redemption fees	.00***	.00***	.00***	.01	.00***	.01
Net asset value, end of period	$ 21.72	$ 18.97	$ 13.78	$ 11.71	$ 10.70	$ 7.89
Total Return (%)[c]	16.20**	37.66	17.68	9.44[d]	35.61	7.35
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	6	3	2	2	1
Ratio of expenses before expense reductions (%)	2.43*	2.67	2.69	2.79	2.55	2.56
Ratio of expenses after expense reductions (%)	2.43*	2.67	2.69	2.67	2.55	2.56
Ratio of net investment income (loss) (%)	(.56)*	(.05)	.54	.04	.15	(1.10)
Portfolio turnover rate (%)	36*	82	100	80	109	77
[a] For the six months ended April 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended October 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 19.52	$ 14.18	$ 12.03	$ 10.98	$ 8.01	$ 7.38
Income (loss) from investment operations: Net investment income (loss)[b]	.05	.18	.22	.12	.10	(.01)
Net realized and unrealized gain (loss) on investment transactions	3.21	5.33	2.05	1.02	2.87	.63
Total from investment operations	3.26	5.51	2.27	1.14	2.97	.62
Less distributions from: Net investment income	(.18)	(.17)	(.12)	(.10)	—	—
Net realized gain on investment transactions	(.32)	—	—	—	—	—
Total distributions	(.50)	(.17)	(.12)	(.10)	—	—
Redemption fees	.00***	.00***	.00***	.01	.00***	.01
Net asset value, end of period	$ 22.28	$ 19.52	$ 14.18	$ 12.03	$ 10.98	$ 8.01
Total Return (%)	16.76**	39.10[c]	18.87	10.62[c]	37.08	8.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	135	119	87	82	80	66
Ratio of expenses before expense reductions (%)	1.45*	1.65	1.63	1.71	1.51	1.51
Ratio of expenses after expense reductions (%)	1.45*	1.61	1.63	1.65	1.51	1.51
Ratio of net investment income (loss) (%)	.42*	1.01	1.60	.99	1.19	(.05)
Portfolio turnover rate (%)	36*	82	100	80	109	77
[a] For the six months ended April 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Pacific Opportunities Equity Fund (the "Fund") is a diversified series of DWS International Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland Corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Directors. The Fund may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At October 31, 2006, the Fund had a net tax basis capital loss carryforward of approximately $661,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2008 the expiration date, whichever occurs first, all of which may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the SEC indicated that they would not object if a Fund implements FIN 48 in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Management has begun to evaluate the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in passive foreign investment companies, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. For the period from November 1, 2006 through March 11, 2007, the redemption or exchange of shares held for less than 30 days were assessed a fee of 2% of the total amount redeemed or exchanged. Effective March 12, 2007, the Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific Fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended April 30, 2007, purchases and sales of investment securities (excluding short-term investments) aggregated $30,575,761 and $36,924,523, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Advisor has an Investment Advisory, Management and Administration Agreement with Deutsche Asset Management (Asia) Limited ("DeAM Asia"). The Advisor compensates DeAM Asia out of the management fee it receives from the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund's average daily net assets	.765%
Next $750 million of such net assets	.735%
Next $1.5 billion of such net assets	.715%
Next $2.5 billion of such net assets	.695%
Next $2.5 billion of such net assets	.665%
Next $2.5 billion of such net assets	.655%
Next $2.5 billion of such net assets	.645%
Over $12.5 billion of such net assets	.635%

Accordingly, for the six months ended April 30, 2007, the fee pursuant to the management agreement was equivalent to an annualized effective rate of 0.765% of the Fund's average daily net assets.

For the period from November 1, 2006 through September 30, 2007, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of Class S shares (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses) to the extent necessary to maintain the operating expenses of Class S shares at 1.54%.

Administration Fee. Pursuant to an Administrative Services Agreement with DIMA, the Advisor provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2007 the Advisor received an Administration Fee of $86,085, of which $14,570 is unpaid.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the Fund's transfer agent, dividend-paying agent and shareholder service agent for Class A, B and C shares of the Fund. DWS Scudder Service Corporation ("DWS-SSC"), an affiliate of the Advisor, was the Fund's transfer agent, dividend-paying agent and shareholder service agent for Class S shares of the Fund. Effective April 1, 2007, DWS-SSC merged with DWS-SISC. The Board of the Fund approved a new transfer agency agreement between the Fund and DWS-SISC. The new transfer agency agreement is identical in substance to the previous transfer agency agreement for the Fund, except for the named transfer agent. Pursuant to a sub-transfer agency agreement among DWS-SISC, DWS-SSC (through March 31, 2007) and DST Systems, Inc. ("DST"), DWS-SISC and DWS-SSC compensate DST out of the shareholder servicing fee they receive from the Fund. For the six months ended April 30, 2007, the amounts charged to the Fund by DWS-SISC and DWS-SSC (through March 31, 2007) were as follows:

Services to Shareholders	Total Aggregated	Unpaid at April 30, 2007
Class A	$ 31,597	$ 9,475
Class B	7,486	3,725
Class C	6,462	2,519
Class S	130,785	57,212
	$ 176,330	$ 72,931

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares, respectively. Pursuant to the agreement, DWS-SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2007, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2007
Class B	$ 19,871	$ 3,317
Class C	25,112	4,131
	$ 44,983	$ 7,448

In addition, DWS-SDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DWS-SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2007, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2007	Annualized Effective Rate
Class A	$ 33,033	$ 12,302.23%
Class B	6,529	2,150.25%
Class C	8,086	3,055.24%
	$ 47,648	$ 17,507

Underwriting Agreement and Contingent Deferred Sales Charge. DWS-SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2007 aggregated $6,773.

In addition, DWS-SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2007, the CDSC for Class B and C shares aggregated $4,082 and $1,134, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2007, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,440, of which $3,544 is unpaid.

Directors' Fees and Expenses. As compensation for his or her services, each Independent Director receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions of income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements and may have prices more volatile than those of comparable securities of issuers in the United States.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Fund may borrow up to a maximum of 25 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2007		Year Ended October 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	310,058	$ 6,524,780	924,694	$ 16,112,445
Class B	51,363	1,070,029	113,193	1,972,077
Class C	67,224	1,408,517	268,277	4,586,616
Class AARP*	—	—	150,589	2,655,861
Class S	610,999	13,066,057	809,229	14,429,943
		$ 22,069,383		$ 39,756,942
Shares issued to shareholders in reinvestment of distributions
Class A	26,454	$ 551,045	8,461	$ 133,766
Class B	3,637	74,551	—	—
Class C	4,129	84,763	—	—
Class AARP*	—	—	1,292	20,601
Class S	139,098	2,919,670	60,425	962,570
		$ 3,630,029		$ 1,116,937
Shares redeemed
Class A	(315,828)	$ (6,644,112)	(676,141)	$ (11,791,372)
Class B	(72,527)	(1,501,184)	(125,949)	(2,136,220)
Class C	(82,827)	(1,714,607)	(169,440)	(2,857,707)
Class AARP*	—	—	(68,052)	(1,180,500)
Class S	(796,606)	(17,105,040)	(1,084,682)	(19,062,152)
		$ (26,964,943)		$ (37,027,951)
Shares converted*
Class AARP	—	$ —	(222,310)	$ (3,839,295)
Class S	—	—	222,438	3,839,295
		$ —		$ —
Redemption fees		$ 4,049		$ 21,395
Net increase (decrease)
Class A	20,684	$ 433,713	257,014	$ 4,470,392
Class B	(17,527)	(356,553)	(12,756)	(163,643)
Class C	(11,474)	(220,900)	98,837	1,729,538
Class AARP*	—	—	(138,481)	(2,341,747)
Class S	(46,509)	(1,117,742)	7,410	172,783
		$ (1,261,482)		$ 3,867,323
* On June 28, 2006, the Board of the Fund approved the conversion of Class AARP shares of the Fund into Class S shares of the Fund. This conversion was completed on July 14, 2006 and Class AARP shares are no longer offered.

G. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Fund was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

H. Subsequent Event

On December 20, 2006, the board of DWS Pacific Opportunities Equity Fund (the "Fund") approved, in principle, the merger of the Fund into DWS International Fund. On March 15, 2007, the Fund's shareholders approved the reorganization of the Fund into DWS International Fund. Effective June 11, 2007, the reorganization was complete.

Shareholder Meeting Results

A Special Meeting of shareholders (the "Meeting") of DWS Pacific Opportunities Equity Fund ("Pacific Opportunities Fund"), a series of DWS International Fund, Inc., was held on March 15, 2007, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below).

I. Approval of an Agreement and Plan of Conversion for each class of shares of Pacific Opportunities Fund to be converted into shares of the corresponding class of DWS International Fund ("International Fund") and the resulting transfer to International Fund of all of the assets and liabilities of Pacific Opportunities Fund, and the termination of Pacific Opportunities Fund.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
4,057,346.747	959,228.258	175,690.263	0.000
* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Account Management Resources

For shareholders of Classes A, B and C
Automated Information Line	(800) 621-1048 Personalized account information, information on other DWS funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.
Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C
Nasdaq Symbol	SPAOX	SBPOX	SPCCX
CUSIP Number	23337R 718	23337R 692	23337R 684
Fund Number	473	673	773
For shareholders of Class S
Automated Information Line	(800) 728-3337 Personalized account information, the ability to exchange or redeem shares, and information on other DWS funds and services via touchtone telephone.
Web Site	www.dws-scudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Class S
Nasdaq Symbol	SCOPX
Fund Number	2073

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc.,DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2006

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Pacific Opportunities Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Pacific Opportunities Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 27, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	June 27, 2007